Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2023
Net assets (liabilities) [abstract]
Disclosure of trading portfolio assets

	Barclays Bank Group
	2023	2022
	£m	£m
Debt securities and other eligible bills	75,459	55,430
Equity securities	86,353	65,034
Traded loans	12,653	13,198
Commodities	101	109
Trading Portfolio Assets	174,566	133,771

Debt securities and other eligible bills	(39,639)	(39,068)
Equity securities	(18,122)	(33,392)
Trading Portfolio Liabilities	(57,761)	(72,460)

Disclosure of trading portfolio liabilities

	Barclays Bank Group
	2023	2022
	£m	£m
Debt securities and other eligible bills	75,459	55,430
Equity securities	86,353	65,034
Traded loans	12,653	13,198
Commodities	101	109
Trading Portfolio Assets	174,566	133,771

Debt securities and other eligible bills	(39,639)	(39,068)
Equity securities	(18,122)	(33,392)
Trading Portfolio Liabilities	(57,761)	(72,460)